PRIMECAP ODYSSEY FUNDS

PRIMECAP ODYSSEY STOCK FUND
PRIMECAP ODYSSEY GROWTH FUND
PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND

SUPPLEMENT DATED DECEMBER 10, 2014 TO THE
PROSPECTUS DATED FEBRUARY 28, 2014

This supplement provides new and additional information that affects information contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective November 1, 2014, James Marchetti has been named a portfolio manager for each of the Funds.

Mr. Marchetti joined PRIMECAP Management Company in September 2005 and currently serves as Senior Vice President, Portfolio Manager, and Principal of PRIMECAP Management Company. In 2004, he worked as a product analyst in Fidelity's Strategic Investments group. From 1996 to 2003, he ran the software division of IntelliSense, a start-up acquired by Corning Inc. in 2001. Mr. Marchetti holds an MBA degree from MIT-Sloan and a bachelor's degree in Chemical Engineering, also from MIT, where he completed a thesis focused on recombinant protein recovery and purification techniques.

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Please retain this supplement for future reference.

PRIMECAP ODYSSEY FUNDS

PRIMECAP ODYSSEY STOCK FUND
PRIMECAP ODYSSEY GROWTH FUND
PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND

SUPPLEMENT DATED DECEMBER 10, 2014 TO THE
STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2014

This supplement provides new and additional information that affects information contained in the Statement of Additional Information (“SAI”) and should be read in conjunction with the SAI.

Effective November 1, 2014, James Marchetti has been named a portfolio manager for each of the Funds.

As a result of the change in portfolio managers, certain information affecting the Funds will change.  The following information with respect to Mr. Marchetti’s experience, other accounts managed, and ownership of Fund shares supplements the current information found under the “Investment Advisor” and “Portfolio Manager” subsections, beginning on pages 23 and 24, respectively, of the SAI.

The table below illustrates other accounts for which Mr. Marchetti has significant day-to-day management responsibilities as of September 30, 2014:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
James Marchetti
Other Registered Investment Companies	4	$64.7 billion	0	$0
Other Pooled Investment Vehicles	1	$1.9 billion	0	$0
Other Accounts	31	$17.6 billion	0	$0

The following table indicates the dollar range of beneficial ownership of shares by Mr. Marchetti as of September 30, 2014:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund Beneficially Owned (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001-$1,000,000, Over $1,000,000)
	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
James Marchetti	None	None	$1 - $10,000

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Please retain this supplement for future reference.

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